Equity (Details) - shares		6 Months Ended	12 Months Ended
		Jun. 30, 2019	Dec. 31, 2018
SHAREHOLDERS' EQUITY :
Balance, Beginning	[1]	130,414,799	120,185,659
Issuance of shares		93,673,000	9,696,960
Exercise of share options			310,180
ADS granted			222,000
Balance, Ending	[1]	224,087,799	130,414,799

[1]	Net of 2,641,693 treasury shares of the Company held by the Company.